Financial liabilities - Additional Information (Details) € in Thousands				1 Months Ended				12 Months Ended
	Oct. 18, 2022 EUR (€)	Jan. 01, 2021	Jul. 10, 2020 EUR (€) quarterly_installment	Jun. 30, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 18, 2023	Oct. 12, 2023 EUR (€)	Jun. 30, 2022
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Increase in loans and conditional advances								€ 0	€ 150	€ 0
Loans repayments								3,075	2,971	3,642
Non-current financial liabilities								45,978	45,543
Interest payable									€ 5,400
Discount rate used in current estimate of value in use									21.30%
Catch-up adjustment to the debt through profit and loss									€ 300
Financial liabilities								50,902	50,565
Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of discounting and accretion								€ (2,800)	(289)
Top of Range | Fixed Flow Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate								16.09%
Bottom of Range | Fixed Flow Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate								14.95%
EIB fixed rate loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche							3
Increase in loans and conditional advances					€ 14,000	€ 16,000
Gains (losses) on financial liabilities at fair value through profit or loss										(6,900)
Financial liabilities, carrying amount immediately after initial application of IFRS 9										27,500
Financial liabilities, at fair value								€ 43,100		34,400
Royalties agreement, period	6 years	6 years
Accrued interest	€ 5,400												€ 5,400
Milestone payment	€ 20,000												20,000
Borrowings, cumulative milestone prepayment amount													€ 100,000
Loans repayments								200	800
Non-current financial liabilities								19,000	€ 19,200	€ 27,500
Weighted average cost of capital												30.00%
Borrowings, interest rate					5.00%	6.00%			21.30%	21.30%
Interest expense on borrowings								7,800
Interest repayments								700
Impact of discounting and accretion								(2,800)	€ 300
Impact of debt discounting effect								11,300
Increase (decrease) related to adjustments for income forecast projections								14,200
Expected future royalty payments								47,500	36,600	€ 32,400
Borrowings								100,400	89,800
Estimated royalty payments								€ 47,500	€ 36,600
Forecasted sales period								6 years	6 years
EIB fixed rate loan | Market Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate								19.65%
EIB fixed rate loan | Janssen
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate								21.30%
Increase (decrease) related to adjustments for income forecast projections								€ 14,200
EIB fixed rate loan | Principal and Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings								33,900	€ 33,900
EIB fixed rate loan | Milestone Payment
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings								19,000	19,200
EIB fixed rate loan | Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of discounting and accretion								(2,832)	€ (285)
EIB fixed rate loan | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount							€ 40,000
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 5,000
Increase in loans and conditional advances			€ 5,000
Loans repayments								1,300
Borrowings, interest rate			2.25%						1.36%
Borrowing, initial period bearing no interest			12 months
Borrowing, maturity			6 years
Percentage of state-guaranteed loan			0.90
Borrowing, subsequent period bearing interest			5 years
Borrowings, guarantee fee			1.61%						0.25%
Number of quarterly instalments | quarterly_installment			20
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 5,000
Loans repayments								1,300
Borrowings, interest rate														0.31%
Borrowing, initial period bearing no interest				12 months
Borrowing, deferment period				1 year
Borrowings, guarantee fee									0.25%
Milestones amount paid in advance									€ 800
HSBC “PGE” | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period				5 years
HSBC “PGE” | Bottom of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period				1 year
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate											1.56%
Proceeds from contract liabilities											€ 500
Advances received											€ 1,600
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, outstanding amount								75
Financial liabilities				€ 500				€ 342